SUPPLEMENT DATED FEBRUARY 8, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
               DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                            JNL(R) VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).


PLEASE DELETE ALL REFERENCES TO WILLIAM V. SIMON.

ON PAGE 29, UNDER THE SUB-SECTION "MANAGERS AND OFFICERS OF THE JNL VARIABLE
FUND" PLEASE ADD THE FOLLOWING TO THE END OF THE TABLE:

-------------------------------------------- --------------------------------- -------------------------------------
                                                     POSITION(S) HELD
NAME, ADDRESS AND (AGE)                        WITH THE JNL VARIABLE FUNDS         NUMBER OF PORTFOLIOS IN FUND
                                                 (LENGTH OF TIME SERVED)        COMPLEX TO BE OVERSEEN BY MANAGER
-------------------------------------------- --------------------------------- -------------------------------------
-------------------------------------------- --------------------------------- -------------------------------------

J. Kevin Kenely (53)                                 Vice President                       Not Applicable
1 Corporate Way                                    (2/08 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Vice President of other Investment Companies advised by the Adviser (2/08 to present); Assistant Vice President - Fund Accounting of the Adviser (2/08 to present); Director of Jackson National Life Insurance Company (12/07 to present); Director and Chief Accounting Officer of CTC Holdings, LLC (2006 to
8/07);  Director of  Spectrum  Global  Fund  Administration  LLC (2005 to 2006);
Investments Controller of Grantham, Mayo, Van Otterloo & Co. LLC (1999 to 2004)

OTHER DIRECTORSHIPS HELD BY MANAGER:  Not Applicable

-------------------------------------------------------------------------------------------------------------------

ON PAGE 30, UNDER THE SUB-SECTION "COMMITTEES OF THE BOARD OF MANAGERS" PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The Pricing Committee oversees the valuation of portfolio securities when there are missing prices, other circumstances requiring determination of fair value of portfolio securities, or pricing errors. Messrs. Nerud, Koors, Kenely and Fredricks (non-voting member) are members of the Pricing Committee. Actions of the Pricing Committee in determining the fair value of portfolio securities are subject to subsequent ratification by the Board. The Pricing Committee had 12 meetings in the last fiscal year.


EFFECTIVE FEBRUARY 8, 2008, ON PAGE 51, PLEASE DELETE THE SECOND PARAGRAPH OF THE SECTION ENTITLED "PROXY VOTING FOR SECURITIES HELD BY THE FUNDS" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Sub-Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Sub-Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the sub-advisers will monitor situations that may result in a conflict of interest in accordance with their policies and procedures. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson's website at WWW.JNL.COM or Jackson NY's website at WWW.JNLNY.COM, and (3) on the Securities and Exchange Commission's website at WWW.SEC.GOV.


This Supplement is dated February 8, 2008.


(To be used with V3670 12/07.)

                                                                   CMX0576 02/08